Balance Sheet Details - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting [Abstract]
Prepaid insurance	$ 268,240	$ 179,143	$ 9,808
Other receivable	665,165	131,865
Deferred issuance costs	157,685	0
Other	652,214	205,544
Total	$ 1,743,304	$ 516,552	$ 214,979